Balance Sheets - USD ($)	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Current Assets
Cash and equivalents	$ 90	$ 15,892	$ 12,387
Prepaid expenses	4,835	7,578	1,561
Total Current Assets	4,925	23,470	13,948
Property and equipment, net	670	788	1,261
TOTAL ASSETS	5,595	24,258	15,209
Current Liabilities
Accounts payable	915,575	910,272	180,672
Accrued expenses	246,415	200,891	451,290
Due to related parties	6,141	6,067	36,000
Stock deposits		0	147,050
Convertible notes payable, net of debt discount	254,415	402,131	37,500
Derivative liabilities	226,408	139,983	0
Total Current Liabilities	1,648,954	1,659,344	852,512
Long-term Liabilities
Convertible notes payable, net of debt discount	4,914	6,080	0
Derivative liabilities	109,035	77,775	0
Total Long-term Liabilities	113,949	83,855	0
Total Liabilities	1,762,903	1,743,199	852,512
Stockholders Deficit
Preferred stock, $.001 par value, 10,000,000 shares authorized, 6,000,000 shares issued and outstanding, respectively	6,000	6,000	6,000
Common stock, $.001 par value, 37,503,000,000 shares authorized, 1,541,083,957 and 414,411,438 shares issued and outstanding, respectively	3,245,335	1,541,083	414,411
Additional paid-in capital	3,074,080	4,168,956	2,043,690
Accumulated deficit	(8,082,723)	(7,434,980)	(3,301,404)
Total Stockholders Deficit	(1,757,308)	(1,718,941)	(837,303)
TOTAL LIABILITIES AND STOCKHOLDERS DEFICIT	$ 5,595	$ 24,258	$ 15,209